WESTERN ASSET FUNDS, INC.

                                    Supplement to the Prospectus dated
                                              August 1, 2008


The table on page 5 of the Prospectus is replaced in its entirety with the following:


--------------------- ----------------------- ------------------------------ ---------------------------------------
Portfolio             Current Target          Non-U.S. Currency Exposure     Credit Quality
                      Duration
--------------------- ----------------------- ------------------------------ ---------------------------------------
--------------------- ----------------------- ------------------------------ ---------------------------------------
Core Bond             Generally 3-7 Years     U.S. Dollar Denominated Only   Currently Anticipates No Securities
                                                                             Below Investment Grade at the time of
                                                                             purchase
--------------------- ----------------------- ------------------------------ ---------------------------------------
--------------------- ----------------------- ------------------------------ ---------------------------------------
Core Plus Bond        Generally 2.5-7 Years   The Portfolio may invest up    Up to 20% Below Investment Grade
                                              to 20% of its total assets
                                              in non-U.S. dollar
                                              denominated securities.
--------------------- ----------------------- ------------------------------ ---------------------------------------
--------------------- ----------------------- ------------------------------ ---------------------------------------
Intermediate Bond     Generally 2-5 Years     U.S. Dollar Denominated Only   Currently Anticipates No Securities
                                                                             Below Investment Grade at the time of
                                                                             purchase
--------------------- ----------------------- ------------------------------ ---------------------------------------
--------------------- ----------------------- ------------------------------ ---------------------------------------
Intermediate Plus     Generally 2-5 Years     The Portfolio may invest up    Up to 20% Below Investment Grade
Bond                                          to 20% of its total assets
                                              in non-U.S. dollar
                             denominated securities.
--------------------- ----------------------- ------------------------------ ---------------------------------------
--------------------- ----------------------- ------------------------------ ---------------------------------------
Limited Duration      1-3 Years               U.S. Dollar Denominated Only   Currently Anticipates No Securities
Bond                                                                         Below Investment Grade at the time of
                                                                             purchase
--------------------- ----------------------- ------------------------------ ---------------------------------------



 This supplement should be retained with your Prospectus for future reference.

                   This supplement is dated December 1, 2008.






WASX011489  revised